Note 18 - Subsequent Events (Details) $ in Thousands		12 Months Ended
	Jan. 07, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 18 - Subsequent Events (Details) [Line Items]
Assets		$ 796,285	$ 778,668	$ 747,368
Milton Bancorp, Inc. [Member]
Note 18 - Subsequent Events (Details) [Line Items]
Number of Branches		5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 141,000
Business Combination, Loans Payable Assumed		110,000
Business Combination, Deposits Assumed		$ 126,000
Milton Bancorp, Inc. [Member] | Subsequent Event [Member]
Note 18 - Subsequent Events (Details) [Line Items]
Number of Branches	19
Business Combination, Consideration Transferred	$ 20,000
Minimum [Member] | Milton Bancorp, Inc. [Member] | Subsequent Event [Member]
Note 18 - Subsequent Events (Details) [Line Items]
Assets	$ 900,000